SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A ordinary shares subject to possible redemption (Details) - Galata Acquisition Corp. - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A ordinary stock subject to possible redemption	$ 145,869,645	$ 143,750,000
Class A ordinary shares subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds from Initial Public Offering		143,750,000
Offering costs allocated to Class A ordinary shares subject to possible redemption		(7,193,811)
Private placement warrants proceeds in excess of fair value		(2,921,750)
Remeasurement of carrying value to redemption value	2,119,645	10,115,561
Class A ordinary stock subject to possible redemption	$ 145,869,645	$ 143,750,000